Supplement to Symetra True Variable Annuity® Prospectus
Supplement dated February 14, 2018
to Prospectus dated May 1, 2016 as supplemented

Effective March 5, 2018, the following information is updated as follows:

The third sentence under the fourth paragraph on page 1 of the prospectus, is replaced with the following:

You may request a free copy of the SAI, a paper copy of this prospectus (if you have received it in an electronic format) or a prospectus for any of the underlying Portfolios, by calling us at 1-800-457-9015 or writing us at: PO Box 305155, Nashville, TN 37230-5155.

The disclosure set forth below replaces the information found under Inquiries in Section 1- The Annuity Contract.
INQUIRIES
If you need more information, you can contact us at:
Contract Maintenance Office: For all written communications, general correspondence, and other transactional inquiries that are not accompanied by a Purchase Payment, please contact us at:
Symetra Life Insurance Company
PO Box 305155
Nashville, TN 37230-5155
Administrative Office: For all subsequent Purchase Payments, please contact us at:
Symetra Life Insurance Company
PO Box 305155
Nashville, TN 37230-5155

We will not deem correspondence, including transactional inquiries and Purchase Payments, sent to any other address as received by us until they are picked up at the addresses listed above and delivered to our processing office.

Customer Service By Phone:	1-800-457-9015	For Overnight Mail:	Symetra Life Insurance Company 100 Centerview Drive, Suite 100 Nashville, TN 37214-3439
Customer Service Fax:	1-866-818-4215	On the Internet:	http://www.symetra.com

Sub-account rebalancing will no longer be available for use if you elect Dollar Cost Averaging. Therefore, the second to last sentence under the Paragraph titled Sub-Account Rebalancing under Section 5. Transfers Among the Sub-Accounts: Scheduled Transfers is replaced with the following:

Sub-account rebalancing cannot be used with dollar cost averaging.

The Return Card for a Statement of Additional information found at the end of the prospectus, is replaced with the following:

(cut along dotted line)
If you would like a free copy of the Statement of Additional Information dated May 1, 2016, for this prospectus, please complete this form, detach and mail to:
Symetra Life Insurance Company PO Box 305155 Nashville, TN 37230-5155
Please send me a free copy of the Statement of Additional Information for the Symetra True Variable Annuity at the following address:
Name:
Address:

Supplement to Symetra True Variable Annuity®
Statement of Additional Information ("SAI")
Supplement dated February 14, 2018
to the SAI dated May 1, 2016 as supplemented

Effective March 5, 2018, the following information is updated as follows:

The second paragraph on the cover page of the SAI is replaced with the following:

For a copy of the prospectus or SAI, call 1-800-457-9015 or write to Symetra Life Insurance Company, PO Box 305155, Nashville, TN 37230-5155.

The paragraph titled Service Providers under the Section titled Services is deleted in its entirety.